CIRR-system	6 Months Ended
Jun. 30, 2019
CIRR-system
CIRR-system

Note 7. CIRR-system

Pursuant to the company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative fee, which is calculated based on the principal amount outstanding.

All assets and liabilities related to the CIRR-system are included in the consolidated statement of financial position  and in the Parent Company’s balance sheet since SEK bears the credit risk for the lending and acts as the counterparty for lending and borrowing. Unrealized revaluation effects on derivatives related to the CIRR-system are recognized on a net basis under Other assets.

SEK has determined that the CIRR-system should be considered an assignment whereby SEK acts as an agent on behalf of the Swedish government, rather than being the principal in individual transactions. Accordingly, interest income, interest expense and other costs pertaining to CIRR-system assets and liabilities are not recognized in SEK’s statement of comprehensive income.

The administrative compensation received by SEK from the Swedish government is recognized as part of interest income in SEK’s statement of comprehensive income since the commission received in compensation is equivalent to interest. Any income for SEK that arises from its credit arranger role is recognized in SEK’s statement of comprehensive income under net interest income. Net credit losses are shown in the statement of comprehensive income for SEK as SEK bears the credit risk for the lending. Refer also to Note 1 (f) in SEK’s 2018 Annual Report on Form 20-F.

The administrative fee paid by the state to SEK as compensation is recognized in the CIRR-system as administrative compensation to SEK. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses. Refer to the following tables.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of June 30, 2019, concessionary loans outstanding amounted to Skr 672 million (year-end 2018: Skr 663 million) and operating profit for the program amounted to Skr -19 million for the first half of 2019 (1H18: Skr -21 million). The administrative compensation to SEK amounted to Skr  -1 million (1H18: Skr -1 million).

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2019	2019	2018	2019	2018	2018
Interest income	520	498	395	1,018	733	1,624
Interest expenses	-479	-457	-344	-936	-660	-1,480
Net interest income	41	41	51	82	73	144

Interest compensation	1	—	19	1	19	20
Exchange-rate differences	1	4	7	5	9	9
Profit before compensation to SEK	43	45	77	88	101	173
Administrative remuneration to SEK	-48	-46	-38	-94	-70	-155
Operating profit CIRR-system	-5	-1	39	-6	31	18
Reimbursement to (–) / from (+) the State	5	1	-39	6	-31	-18

Statement of Financial Position for the CIRR-system (included in SEK’s statement of financial position)

Skr mn	June 30, 2019	December 31, 2018
Loans	76,076	69,922
Derivatives	—	502
Other assets	9,406	4,090
Prepaid expenses and accrued revenues	626	561
Total assets	86,108	75,075

Liabilities	76,246	70,144
Derivatives	9,194	4,408
Accrued expenses and prepaid revenues	668	523
Total liabilities	86,108	75,075

Commitments
Committed undisbursed loans	53,046	47,664
Binding offers	570	616